Investments in Associates (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%
Star Rock SAL Lebanon [Member]
Statement Line Items [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%
Sina SAL Lebanon [Member]
Statement Line Items [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%
Silver Rock SAL Lebanon [Member]
Statement Line Items [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%
Golden Rock SAL Lebanon [Member]
Statement Line Items [Line Items]
Country of incorporation	Lebanon
Ownership	32.70%	32.70%